Shareholder Fees {- Franklin Connecticut Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-21 - Franklin Connecticut Tax-Free Income Fund	Mar. 08, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]
Class A1
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	1.00%
Class R6
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none
Advisor Class
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none

[1]

1. There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.